Annual Total Returns[BarChart] - PIMCO Low Duration Income Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.66%)	13.25%	3.16%	(2.28%)	(0.35%)	11.35%	6.04%	1.54%	6.69%	4.77%